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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/08

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com              FLR-QTR-1 11/08           Invesco Aim Advisors, Inc.

AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS(a)
November 30, 2008
(Unaudited)

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS - 98.50%(b)(c)
ADVERTISING - 0.50%
Valassis Communications, Inc.
   Delay Draw Term Loan                                                 5.52%  03/02/14   $  379,443   $    215,334
   Term Loan B                                                          5.52%  03/02/14    1,144,353        629,394
-------------------------------------------------------------------------------------------------------------------
                                                                                                            844,728
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.28%
Aero Technology Supply
   Term Loan B                                                          7.89%  10/16/14      827,872        289,755
Alion Science & Technology Corp.
   Term Loan                                                            9.50%  02/06/13    1,724,031        999,935
Dubai Aerospace Enterprise
   Term Loan B1                                                    5.80-7.17%  09/29/14      270,718        154,309
   Term Loan B2                                                    7.02-7.17%  09/29/14      267,548        152,503
Hawker Beechcraft Corp.
   Syn LOC                                                              5.76%  03/26/14       58,307         30,569
   Term Loan                                                            5.76%  03/26/14      928,516        486,808
McKechnie Aerospace
   First Lien Term Loan                                                 3.44%  05/11/14      560,507        411,973
   Second Lien Term Loan                                                6.44%  05/11/15      141,300         63,585
Sequa Corp.
   Term Loan B                                                     5.02-7.02%  12/03/14      313,828        214,188
TransDigm Group Inc.
   Term Loan                                                            5.21%  06/23/13      218,605        165,047
Vought Aircraft Industries, Inc.
   Add On Term Loan                                                     7.50%  12/22/11      740,256        577,400
Wesco Aircraft Hardware Corp.
   Term Loan                                                            3.69%  09/29/13      413,329        316,885
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,862,957
-------------------------------------------------------------------------------------------------------------------
ALTERNATIVE CARRIERS - 2.19%
Iridium LLC/Capital Corp.
   First Lien Term Loan A                                               8.47%  06/30/10      107,545         97,866
   Second Lien Term Loan                                               12.47%  07/27/12      149,800        136,318
Level 3 Communications, Inc.
   Term Loan                                                            7.00%  03/13/14    5,403,226      3,476,074
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,710,258
-------------------------------------------------------------------------------------------------------------------
ALUMINUM - 0.23%
Noranda Aluminum, Inc.
   Term Loan B                                                          4.24%  05/18/14      666,662        389,997
-------------------------------------------------------------------------------------------------------------------
APPAREL RETAIL - 0.06%
Mothers Work Inc.
   Term Loan B                                                     3.98-7.05%  03/13/13      180,016        108,009
-------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 2.09%
Dayco Products LLC
   Second Lien                                                   11.64-12.21%  12/31/11    1,269,223         76,153
   Term Loan B                                                     7.65-8.48%  06/21/11      301,405         84,393

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - (CONTINUED)
Delphi Corp.
   Intermediate Term Loan C                                             8.50%  12/31/08   $  934,103   $    230,413
   Sub. Term Loan C                                                     8.50%  12/31/08       95,131         23,466
Federal-Mogul Corp.
   Term Loan B                                                     3.36-4.52%  12/27/14    1,910,424        948,845
   Delay Draw Term Loan C2                                              3.41%  12/27/15      353,991        175,816
   Term Loan C2                                                         3.56%  12/27/15       59,346         29,475
Goodyear Tire & Rubber Co. (The)
   Second Lien(d)                                                         --   04/30/10      250,000        156,250
   Second Lien                                                          2.90%  04/30/10    1,150,000        718,750
Pep Boys - Manny, Moe & Jack (The)
   Term Loan B                                                          4.81%  01/27/11       41,228         24,324
Tower Automotive
    Term Loan                                                      5.69-6.50%  07/31/13    1,068,239        587,531
Veyance Tech
   First Lien Delay Draw Term Loan                                      4.46%  07/31/14      721,875        433,125
   First Lien Term Loan                                                 4.46%  07/31/14      108,779         65,267
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,553,808
-------------------------------------------------------------------------------------------------------------------
BROADCASTING - 10.48%
Cequel Communications, LLC
   First Lien Term Loan                                            4.24-6.33%  11/05/13    2,728,279      1,817,337
   Second Lien Term Loan A                                              7.69%  03/31/15    3,630,067      1,996,537
Charter Communications, Inc.
   Term Loan Refinance                                             3.63-5.47%  03/06/14    6,401,318      4,302,217
Citadel Communication Corp.
   Term Loan B                                                     4.34-5.52%  06/12/14    2,167,286        780,223
CSC Holdings
   Incremental Term Loan B                                              4.57%  03/29/13    1,494,123      1,236,802
CW Media Holdings
   Term Loan B                                                          7.01%  02/15/15      596,614        435,528
Gray Television Inc.
   Term Loan B                                                     3.04-5.65%  12/31/14      179,745         77,290
Hargray Communications Group, Inc.
   Term Loan B                                                          6.01%  06/27/14      153,703        121,425
Insight Communications Co., Inc.
   Term Loan B                                                          4.85%  04/06/14    1,164,360        904,874
Ion Media Network (Paxson)
   Term Loan                                                            8.07%  01/15/12    2,801,171      1,120,469
Local TV LLC
   Term Loan B                                                     3.96-5.77%  05/07/13      921,537        451,553
Mediacom Communications Corp.
   Term Loan D                                                          2.84%  01/31/15    1,955,175      1,376,443
   Term Loan E                                                          6.50%  01/03/16      477,777        383,814
NextMedia Operating, Inc.
   Delay Draw Term Loan(d)                                                --   11/15/12       17,315          9,783
   Delay Draw Term Loan                                                 5.45%  11/15/12      160,411         90,632
   Second Lien Term Loan                                                9.44%  11/15/13      222,218         98,887
   Term Loan A(d)                                                         --   11/15/12       38,959         22,012
   Term Loan A                                                          5.44%  11/15/12      393,572        222,368
New Vision Television
   First Lien Term Loan B                                               5.82%  11/01/13      164,298         82,149
   Second Lien                                                          9.32%  11/01/14      450,000        135,000
   Term Loan                                                            5.82%  11/01/13       33,702         16,851
NTL Investment Holding Ltd.
   Term Loan B-4                                                        5.83%  09/03/12      282,965        220,147

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
BROADCASTING-(CONTINUED)
Univision Communications Inc.
   Second Lien Term Loan                                                3.94%  03/29/09   $  806,452   $    645,161
   Term Loan                                                            3.69%  09/29/14      363,673        161,652
WaveDivision Holdings, LLC
   Term Loan B                                                     5.25-5.50%  06/30/14      384,289        336,253
WideOpenWest Finance, LLC
   First Lien Term Loan                                            4.70-6.27%  06/28/14    1,298,470        746,620
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,792,027
-------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.96%
Building Materials Corp. of America
   Term Loan B                                                     6.50-6.63%  02/22/14    1,449,047        892,975
Champion Window Manufacturing Inc.
   Term Loan                                                            3.90%  05/13/13      478,926        215,517
Masonite International Corp.
   Canada Term Loan                                                     5.00%  04/05/13    1,434,572        830,617
   U.S. Term Loan                                                       5.00%  04/05/13    1,448,523        838,695
United Subcontractors, Inc.
   Term Loan B                                                     7.34-7.85%  12/27/12    1,361,955        544,782
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,322,586
-------------------------------------------------------------------------------------------------------------------
CASINO & GAMING - 3.12%
BLB Investors, LLC
   First Lien Term Loan                                            6.43-7.47%  07/18/11      886,830        465,586
Cannery Casino
   Delay Draw Term Loan                                            4.43-6.01%  05/18/13    1,143,655      1,060,740
   Second Lien Term Loan                                                5.70%  05/18/14       84,000         67,200
   Term Loan B                                                          3.70%  05/18/13      590,491        547,680
Green Valley Ranch
   First Lien Term Loan B                                          4.39-4.75%  02/16/14      220,322         99,145
   Second Lien Term Loan                                                6.00%  08/16/14      369,000         25,830
Harrah's Operating Company, Inc.
   First Term Loan B1                                              6.54-6.76%  01/28/15    1,184,859        692,296
   First Term Loan B2                                              6.54-6.76%  01/28/15       89,600         52,304
   First Term Loan B3                                              4.44-6.76%  01/28/15      343,693        200,309
Las Vegas Sands Corp.
   Delay Draw Term Loan 1                                               5.52%  05/23/14      437,503        211,217
   Delay Draw Term Loan 2                                               3.20%  05/23/13      466,625        225,276
   Term Loan B                                                          5.52%  05/23/14    1,804,901        871,366
Yonkers Racing Corp.
   Term Loan                                                           10.50%  08/12/11      950,474        779,389
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,298,338
-------------------------------------------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS - 0.45%
Oxbow Carbon
   Delay Draw Term Loan                                                 5.76%  05/08/14      156,850        107,704
   Term Loan B                                                          5.76%  05/08/14      967,149        664,109
-------------------------------------------------------------------------------------------------------------------
                                                                                                            771,813
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING - 0.80%
Cenveo, Inc.
   Delay Draw Term Loan                                                 4.95%  06/21/13       31,219         19,980
   Term Loan C                                                          4.95%  06/21/13      940,492        601,915
Xsys Flink Ink Corp.
   Term Loan B5                                                         6.13%  12/31/12      795,787        360,094

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING - (CONTINUED)
Xsys (BASF Inks)
   Term Loan C1                                                         6.13%  12/31/13   $  813,772   $    368,232
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,350,221
-------------------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS - 1.80%
Lyondell Petrochemical
   Credit Linked Notes (Acquired 12/20/05; Cost $2,200,000)(e)          5.90%  12/20/09    2,200,000      1,723,546
   Term Loan A                                                          5.27%  12/20/13      488,054        217,184
   Term Loan B1                                                         7.00%  12/20/14      829,082        341,306
   Term Loan B3                                                         7.00%  12/20/14    1,127,752        460,123
Univar OPCO
   Term Loan B                                                          6.76%  10/10/14      475,602        305,178
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,047,337
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.08%
General Communication Inc.
   Term Loan                                                            5.69%  08/31/12      422,651        397,292
Trilogy Choice One
   Term Loan C                                                     6.88-7.94%  06/30/12      322,654        143,581
-------------------------------------------------------------------------------------------------------------------
                                                                                                            540,873
-------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.11%
Quantum Corp.
   Term Loan B                                                          7.26%  07/12/14      250,000        187,500
-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & AGRICULTURAL MACHINERY - 1.07%
Manitowoc Company, Inc. (The)
   Term Loan B                                                          6.50%  11/06/14    2,549,968      1,813,027
-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.11%
Hillman Group (The)
   Term Loan B                                                          4.44%  03/31/11      214,602        194,215
DATA PROCESSING & OUTSOURCED SERVICES - 1.05%
Affiliated Computer Services, Inc.
   Delay Draw Term Loan                                            3.44-4.58%  03/20/13      201,417        165,953
   Term Loan B                                                          3.44%  03/20/13       44,357         36,547
First Data Corp.
   Term Loan B1                                                    4.15-6.51%  09/24/14       68,976         46,645
   Term Loan B2                                                    4.15-6.51%  09/24/14    1,556,790      1,052,779
   Term Loan B3                                                    5.95-6.51%  09/24/14      719,015        485,335
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,787,259
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS - 0.46%
Celanese US Holdings LLC
   Prefunded LOC                                                        2.85%  04/02/14      365,939        277,068
   Term Loan                                                            5.55%  04/02/14      354,544        268,440
Rockwood Specialties
   Term Loan E                                                          3.55%  07/30/12       97,738         78,272
Texas Petrochemicals L.P.
   Incremental Term Loan B                                              6.31%  06/27/13       55,690         38,704
   Term Loan B                                                     6.00-6.31%  06/27/13      164,991        114,669
-------------------------------------------------------------------------------------------------------------------
                                                                                                            777,153
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE ACTIVITIES - 0.88%
Kyle Acquisition Group, LLC
   Three Year Term Loan(f)                                              8.00%  07/20/09      888,170        130,265

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE ACTIVITIES - (CONTINUED)
Lake Las Vegas Resort
   DIP Facilities Loan                                                 10.94%  07/17/09   $  664,569   $    661,247
   Mezzanie Loan                                                       20.00%  12/22/12        4,598            282
   Revolver Loan                                                       15.10%  12/22/12      268,336         16,436
   Tranches 1 & 2                                                      15.10%  12/22/12    2,401,778        147,109
RE/MAX International, Inc.
   Term Loan B                                                     5.46-8.01%  12/17/12      608,461        413,753
Yellowstone Mountain Club, LLC
   Term Loan(f)                                                         5.55%  09/30/10      204,667        125,870
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,494,962
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED REITS - 0.03%
Capital Automotive
   Term Loan B                                                          4.60%  12/15/10      110,918         46,475
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SUPPORT SERVICES - 2.12%
Aspect Software, Inc.
   First Lien Term Loan                                                 6.25%  07/11/11      259,669        194,752
Bankruptcy Management Solutions, Inc.
   First Lien Term Loan                                                 5.96%  07/28/12       62,720         46,413
   Second Lien Term Loan                                                8.21%  07/28/13       35,933         17,966
Brock Holdings III, Inc.
   Term Loan B                                                     5.00-5.76%  02/26/14      457,040        274,224
Central Parking Corp.
   Second Lien Term Loan                                                6.31%  11/22/14       25,522         15,824
   Syn LOC                                                              2.73%  05/22/14       63,036         44,125
   Term Loan B                                                          3.69%  05/22/14      142,745         99,921
Merrill Corp.
   Term Loan                                                       4.30-6.01%  05/15/11      927,720        575,186
N.E.W. Customer Service
   Term Loan B                                                     4.70-7.02%  05/22/14    1,921,128      1,344,790
Nuance Communications, Inc.
   Revolver Loan(g)                                                        0%  04/01/12       32,667         23,555
   Revolver Loan                                                        3.44%  04/01/12       88,733         64,775
   Term Loan B                                                          3.69%  04/01/13      354,900        242,811
Production Resources, Inc.
   Term Loan B                                                          5.88%  08/15/14    1,016,037        650,264
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,594,606
-------------------------------------------------------------------------------------------------------------------
DRUG RETAIL - 0.57%
General Nutrition Centers, Inc.
   Term Loan B                                                     6.01-6.30%  09/16/13    1,277,345        847,305
MAPCO Express, Inc.
   Term Loan                                                            3.94%  04/28/11      119,513         59,756
Pantry, Inc. (The)
   Delay Draw Term Loan                                                 3.19%  05/15/14       21,422         14,139
   Term Loan B                                                          3.19%  05/15/14       74,855         49,405
-------------------------------------------------------------------------------------------------------------------
                                                                                                            970,605
-------------------------------------------------------------------------------------------------------------------
EDUCATION SERVICES - 0.11%
Bright Horizons Family Solutions, Inc.
   Term Loan B                                                     7.00-7.50%  05/28/15      249,126        179,370
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 6.52%
AES Corp.
   Syn LOC                                                       14.37-16.06%  03/29/10    3,121,212      2,486,567

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - (CONTINUED)
Bicent Power LLC
   Second Lien Term Loan                                                7.77%  07/10/14   $  250,400   $    164,012
Calpine Corp.
   First Priority Term Loan                                             6.65%  03/29/14      731,157        511,549
Dynegy Holdings Inc.
   Loan C                                                               2.94%  04/02/13    1,702,128      1,302,128
   Term Loan B                                                          2.94%  04/02/13      294,894        217,361
Energy Investor Funds (USPF Holdings)
   Term Loan                                                            3.16%  04/11/14      223,014        165,030
Kelson Holdings, LLC
   Term Loan                                                            7.02%  03/08/13      322,326        245,505
NE Energy, Inc.
   Second Lien Term Loan                                                7.71%  05/01/14      315,000        233,100
   Syn LOC                                                              3.66%  11/01/13       92,351         67,878
   Term Loan B                                                          5.75%  11/01/13      675,754        496,679
NRG Energy Inc.
   Syn LOC                                                              3.66%  02/01/13      695,897        576,899
   Term Loan B                                                          5.26%  02/01/13    1,405,021      1,164,762
NSG Holdings II, LLC
   Syn LOC                                                              4.32%  06/15/14       38,265         28,316
   Term Loan                                                            4.32%  06/15/14      222,955        164,987
Texas Competitive Electric Holdings Co.
   Delay Draw Term Loan(g)                                                 0%  10/10/14      434,780        279,346
   Delay Draw Term Loan                                            4.46-5.89%  10/10/14    2,354,890      1,513,017
   Term Loan B1                                                    5.27-7.26%  10/10/14      342,802        231,867
   Term Loan B2                                                    5.27-7.26%  10/10/14      834,749        564,290
TPF Generation Holdings, LLC
   Second Lien Term Loan                                                8.01%  12/15/14      267,000        162,870
   Syn LOC D                                                            3.66%  12/15/13       97,672         81,963
   Syn Revolver Deposit                                                 3.66%  12/15/11       30,618         25,694
   Term Loan                                                            5.76%  12/15/13      464,965        390,184
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,074,004
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.25%
Aeroflex Inc.
   Term Loan B1                                                         5.44%  08/15/14      317,627        219,163
Crown Castle International Corp.
   Term Loan B                                                          5.38%  03/06/14      284,862        204,673
-------------------------------------------------------------------------------------------------------------------
                                                                                                            423,836
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES - 0.11%
Sorenson Communications, Inc.
   First Lien Term Loan                                            4.97-5.30%  08/16/13      226,634        188,106
-------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.10%
Covanta Holding Corp.
   Syn LOC                                                              3.95%  02/09/14       84,652         68,286
   Term Loan B                                                     3.75-5.31%  02/09/14      130,671        105,408
-------------------------------------------------------------------------------------------------------------------
                                                                                                            173,694
-------------------------------------------------------------------------------------------------------------------
FOOD DISTRIBUTORS - 3.13%
Advanced Food Company, Inc.
   Delay Draw Term Loan                                                 5.52%  03/16/14       99,250         65,009
   Second Lien Term Loan                                                8.02%  03/16/14    1,233,357        678,346
   Term Loan B                                                          5.52%  03/16/14    1,149,167        752,704

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
FOOD DISTRIBUTORS - (CONTINUED)
Dean Foods Co.
   Term Loan A                                                          5.02%  04/02/12   $  300,000   $    241,125
   Term Loan B                                                     2.94-5.27%  04/02/14      373,879        299,237
Pinnacle Foods Group, Inc. (Aurora Foods)
   Revolver Loan(g)                                                        0%  04/02/13      127,200         78,228
   Revolver Loan                                                        5.75%  04/02/13      872,800        536,772
   Term Loan B                                                     5.60-6.80%  04/02/14    3,936,578      2,653,911
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,305,332
-------------------------------------------------------------------------------------------------------------------
FOOD RETAIL - 0.11%
Outback Steakhouse
   Revolving Credit Loan                                                2.64%  06/14/13       19,307          8,418
   Term Loan                                                            3.75%  06/14/14      383,400        166,726
Quizno's Corp. (The)
   First Lien Term Loan B                                               6.06%  05/05/13       13,573          7,465
-------------------------------------------------------------------------------------------------------------------
                                                                                                            182,609
-------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 1.30%
Boise Cascade Holdings, LLC
   Second Lien Term Loan                                               10.00%  02/22/15      189,000        113,400
Georgia-Pacific Corp.
   Add On Term Loan B                                              2.76-5.26%  12/29/12      643,002        493,325
   Term Loan B                                                     2.76-5.26%  12/29/12    2,091,715      1,604,810
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,211,535
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS - 0.15%
Warner Chilcott PLC
   Term Loan B                                                          5.76%  01/18/12      223,612        188,393
   Term Loan C                                                          5.76%  01/18/12       83,902         70,687
-------------------------------------------------------------------------------------------------------------------
                                                                                                            259,080
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT - 1.40%
Advanced Medical Optics, Inc.
   Term Loan B                                                     4.63-4.86%  04/02/14      284,791        187,962
CONMED Corp.
   Term Loan                                                            4.67%  04/13/13      215,781        161,836
DJO Inc.
   Term Loan B                                                     4.44-6.76%  05/20/14    2,073,210      1,554,907
Orthofix International  N.V.
   Term Loan B                                                          8.27%  09/22/13      615,074        473,607
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,378,312
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 4.00%
Community Health Systems
   Delay Draw Term Loan(g)                                                 0%  07/25/14      161,735        118,446
   Term Loan B                                                     4.02-4.45%  07/25/14    3,156,279      2,311,482
HCA, Inc.
   Term Loan A                                                          5.76%  11/19/12      270,899        213,503
   Term Loan B                                                          6.01%  11/18/13      413,698        309,282
Health Management Associates Inc.
   Term Loan B                                                          5.51%  02/28/14    2,217,137      1,483,635
IASIS Healthcare Corp.
   Delay Draw Term Loan                                                 5.12%  03/14/14      713,633        530,764
   LOC(d)                                                                 --   03/14/14      190,779        141,892
   LOC                                                                  1.30%  03/14/14      190,779        141,892
   Term Loan B                                                          5.12%  03/14/14    2,062,393      1,533,905
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,784,801
-------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 2.67%
AGA Medical Corp.
   Term Loan B                                                     3.63-5.10%  04/28/13   $  119,216   $     89,413
Amerigroup Corp.
   Syn LOC                                                              3.44%  03/23/12      101,257         82,018
CRC Health Corp.
   Add On Term Loan B                                                   6.01%  02/06/13      399,252        245,540
Genoa Healthcare LLC
   Term Loan B                                                          6.75%  08/10/12       89,428         71,095
   Second Lien Term Loan                                               11.50%  02/10/13      132,000        105,600
inVentiv Health, Inc.
   Term Loan B                                                          5.52%  07/06/14      383,119        298,833
Royalty Pharma AG
   Term Loan B                                                          6.01%  04/16/13    1,108,764        955,385
Skilled Healthcare LLC
   Term Loan                                                       5.13-5.42%  06/15/12      362,813        284,808
Sun Healthcare Group, Inc.
   Delay Draw Term Loan(d)                                         4.18-5.76%  04/19/14       67,370         47,832
   Syn LOC                                                              3.66%  04/19/14       89,827         63,777
   Term Loan B                                                     4.05-5.54%  04/19/14      415,782        295,205
Trizetto Group, Inc.
   Term Loan B                                                          8.26%  08/04/15      759,000        637,560
US Oncology, Inc.
   Term Loan B                                                     6.18-6.51%  08/20/11      637,428        525,878
Viant, Inc.
   Term Loan B                                                          6.02%  06/25/14    1,602,074        833,079
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,536,023
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES - 1.47%
Accellent Corp.
   Term Loan B                                                     3.94-4.70%  11/22/12    3,027,209      1,997,958
Fresenius Medical Care AG & Co. KGaA
   Term Loan B                                                     2.81-6.13%  03/31/13      170,178        140,113
Mylan Laboratories
   Term Loan B                                                     6.63-7.06%  10/02/14      445,027        356,763
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,494,834
-------------------------------------------------------------------------------------------------------------------
HOMEBUILDING - 0.19%
Headwaters, Inc.
   First Lien Term Loan B1                                              8.27%  04/30/11      354,167        318,750
-------------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES - 0.40%
American Gaming Systems
   Delay Draw Term Loan                                                 4.44%  05/14/13       90,803         58,114
   Term Loan B                                                          4.44%  05/14/13      648,988        415,352
Centaur Gaming
   Second Lien                                                         14.76%  10/30/13      117,654         41,179
   Term Loan B                                                          9.76%  10/30/12      244,208        146,525
Ginn Club & Resort
   Revolving Credit Loan(f)                                        5.87-6.48%  06/08/11       49,078          4,908
   First Lien Term Loan B(f)                                            9.50%  06/08/11      105,289         10,529
   Second Lien Term Loan(f)                                            13.50%  06/08/12      127,556          3,614
-------------------------------------------------------------------------------------------------------------------
                                                                                                            680,221
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.87%
Nice-Pak Products Inc.
   Term Loan                                                            6.13%  06/18/14      405,862        304,397

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - (CONTINUED)
Prestige Brands International, Inc.
   Term Loan B                                                     3.69-6.01%  04/06/11   $   31,898   $     25,359
Rent-A-Center
   Term Loan B                                                     3.16-4.82%  06/30/12      876,225        657,169
Sally Beauty Holdings, Inc.
   Term Loan B                                                     3.69-4.45%  11/16/13      665,212        488,723
Spectrum Brands, Inc.
   LOC                                                                  2.70%  03/30/13      141,430         84,009
   Term Loan B                                                     5.77-8.32%  03/30/13    2,712,365      1,611,145
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,170,802
-------------------------------------------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.50%
Koosharem Corp.
   Second Term Loan                                                     8.76%  12/31/14      298,800         35,856
   Term Loan                                                       5.39-6.00%  07/12/14      733,408        293,363
Kronos Inc.
   First Lien Term Loan                                                 6.01%  06/11/14      809,407        526,115
-------------------------------------------------------------------------------------------------------------------
                                                                                                            855,334
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.12%
CONTECH Construction Products, Inc.
   Term Loan B                                                          4.18%  01/31/13       39,050         23,039
Dresser Inc.
   Term Loan B                                                     3.69-4.49%  05/04/14      240,984        178,931
-------------------------------------------------------------------------------------------------------------------
                                                                                                            201,970
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY - 1.62%
Gleason Corp.
   First Lien Term Loan                                            4.13-6.25%  06/30/13      123,749         92,812
Itron Inc.
   Term Loan                                                            3.19%  04/18/14      144,643        117,161
Pro Mach, Inc.
   Term Loan                                                            6.02%  12/14/11      585,000        544,050
Rexnord Corp.
   Add on Term Loan                                                     5.76%  07/19/13       95,591         73,605
   Sr. Unsec. Term Loan                                                 9.81%  03/02/13    2,379,210      1,831,991
   Term Loan B                                                     4.68-7.00%  07/19/13      102,746         82,069
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,741,688
-------------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS - 0.21%
Swett & Crawford Group, Inc. (The)
   First Lien Term Loan                                            4.02-6.80%  04/03/14      385,135        165,608
   Second Lien Term Loan                                                7.27%  10/03/14      105,200         10,520
USI Holdings Corp.
   Term Loan B                                                          6.52%  05/05/14      321,793        180,204
-------------------------------------------------------------------------------------------------------------------
                                                                                                            356,332
-------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS - 0.40%
Western Refining, Inc.
   Term Loan B                                                          9.25%  05/30/14    1,198,169        676,966
-------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.84%
Cavalier Telephone Inc.
   Term Loan B                                                         10.25%  12/31/12      967,924        290,378
Integra Telecom, Inc.
   Term Loan B                                                     6.45-8.01%  08/31/13      304,920        173,804

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - (CONTINUED)
PAETEC Communications, Inc.
   Add On Term Loan                                                     3.94%  02/28/13   $  373,180   $    244,433
   Term Loan                                                            3.94%  02/28/13    1,092,820        715,797
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,424,412
-------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.64%
Language Line LLC
   Term Loan B1                                                         7.02%  06/10/11      778,775        654,171
Network Solutions, LLC
   Term Loan B                                                     3.94-6.27%  03/07/14      880,991        440,495
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,094,666
-------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE - 0.44%
Gartmore Investment Ltd.
   U.S. Term Loan B2                                                    5.58%  05/11/14      864,082        445,867
JG Wentworth LLC
   Term Loan                                                            6.01%  04/04/14      942,671        306,368
-------------------------------------------------------------------------------------------------------------------
                                                                                                            752,235
-------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES - 0.55%
Brocade Communications Systems, Inc.
   Term Loan                                                            7.00%  10/07/13      557,482        468,285
SunGuard Data Systems Inc.
   U.S. Term Loan                                                  3.52-4.14%  02/28/14      675,108        470,993
-------------------------------------------------------------------------------------------------------------------
                                                                                                            939,278
-------------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES - 1.44%
24 Hour Fitness Worldwide Inc.
   Term Loan B                                                     3.94-6.71%  06/08/12    1,267,500        811,200
AMF Group
   First Lien Term Loan B                                          5.32-6.26%  06/08/13      431,340        194,103
   Second Lien Term Loan                                                9.07%  12/08/13      177,143         26,572
Greektown Casino LLC
   Delay Draw Term Loan A(g)                                               0%  06/01/09      285,487        265,503
   Delay Draw Term Loan A                                               9.25%  06/01/09      607,913        565,359
Premier Parks Inc.
   Term Loan                                                       3.65-6.14%  04/30/15      638,672        391,985
Universal City Development Partners
   Term Loan B                                                     6.00-7.82%  06/09/11      231,364        195,502
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,450,224
-------------------------------------------------------------------------------------------------------------------
LEISURE PRODUCTS - 1.27%
Cinemark USA, Inc.
   Term Loan                                                       3.16-4.93%  10/05/13    1,717,582      1,293,094
Golden Nugget, Inc.
   Second Lien Term Loan                                                4.69%  12/31/14      214,000         32,100
Panavision Inc.
   First Lien Term Loan                                            4.94-7.03%  03/30/11       36,645         19,055
   Second Lien Term Loan                                         10.92-11.03%  03/30/12        9,500          4,275
Sabre Holdings Corp.
   Term Loan                                                       5.00-5.42%  09/30/14    1,412,832        554,929
True Temper Sports Inc.
   Second Lien Term Loan                                                9.33%  06/30/11      104,000         75,400
   Term Loan                                                       5.28-6.46%  03/15/11      250,555        181,127
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,159,980
-------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
MARINE - 0.12%
US Shipping LLC
   Term Loan                                                            9.01%  08/06/12   $  569,696   $    199,394
-------------------------------------------------------------------------------------------------------------------
MARINE PORTS & SERVICES - 0.13%
Fleetcor Technologies, Inc
   Tranche 1                                                            5.10%  04/30/13      196,951        118,171
   Tranche 2                                                            5.10%  04/30/13      161,515         96,909
-------------------------------------------------------------------------------------------------------------------
                                                                                                            215,080
-------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS - 0.34%
Berry Plastics Corp.
   Term Loan C                                                          4.18%  04/03/15      148,760         98,264
MAUSER Corp.
   Term Loan B2                                                         3.81%  06/13/15      500,000        240,000
   Term Loan C2                                                         4.06%  06/13/16      500,000        240,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                            578,264
-------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 4.37%
Alpha III
   Second Lien Term Loan D                                              6.63%  06/30/14    2,500,000      1,383,333
   Term Loan B1                                                         3.68%  12/31/13    2,285,714      1,490,286
   Term Loan B2                                                         3.68%  12/31/13    1,571,429      1,024,571
LodgeNet Entertainment Corp.
   Term Loan                                                            5.77%  04/04/14    1,318,148        672,256
NEP II, Inc.
   Term Loan B                                                          6.01%  02/16/14      411,332        267,366
Warner Music Group
   Revolver Term Loan A(g)                                                 0%  02/28/10      500,000        415,000
   Term Loan                                                       3.44-5.83%  02/28/11    1,875,429      1,465,961
Zuffa LLC
   Term Loan                                                            3.44%  06/19/15    1,125,515        692,191
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,410,964
-------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING - 1.49%
Niska Gas Storage Canada ULC
   Canada Term Loan                                                     4.85%  05/13/13      278,687        217,376
   Delay Draw Term Loan                                                 4.84%  05/13/13       30,530         23,814
   Term Loan
   Term Loan                                                            4.84%  05/13/11       18,504         14,433
   U.S. Term Loan                                                       4.85%  05/13/13       45,070         35,155
Ram Energy Inc.
   Term Loan                                                            9.38%  11/28/12      755,911        748,352
Resolute Natural Resources Corp.
   Second Lien Term Loan                                                8.01%  06/27/13      541,176        460,000
Venoco, Inc.
   Second Lien Term Loan                                                6.25%  05/07/14    1,596,405      1,037,663
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,536,793
-------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - 1.10%
CCS Corp.
   Delay Draw Term Loan(g)                                                 0%  11/14/14      971,617        647,745
   Term Loan B                                                          4.44%  11/14/14      777,424        518,283
Petroleum Geo-Services A.S.A.
   Term Loan                                                            5.51%  06/29/15      213,069        156,606
Sem Group L.P.
   U.S. Term Loan B2(f)                                                 4.90%  03/16/11      333,621        133,449

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - (CONTINUED)
Targa Resources, Inc.
   Syn LOC                                                              3.64%  10/31/12   $   26,247   $     18,723
   Term Loan                                                       5.76-5.98%  10/31/12       29,454         21,010
Volnay S.A.
   Term Loan                                                       3.44-5.43%  01/12/14      450,957        367,530
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,863,346
-------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 0.06%
Helix Energy Solutions Group, Inc.
   Term Loan B                                                     3.42-6.75%  07/01/13      135,212        104,113
-------------------------------------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION - 0.89%
Energy Transfer Equity, LP
   Term Loan B                                                          4.14%  02/08/12    1,849,584      1,503,712
-------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.48%
Conseco, Inc.
   Term Loan                                                            3.77%  10/10/13    1,271,806        813,956
-------------------------------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS - 0.53%
Birds Eye Foods Inc.
   Term Loan B                                                          5.52%  03/22/13      173,172        135,074
Dole Foods Co., Inc.
   Prefunded LOC                                                        4.69%  04/12/13       93,875         65,980
   Term Loan B                                                     3.50-5.00%  04/12/13      203,785        143,232
   Term Loan C                                                     3.50-6.81%  04/12/13      785,506        552,099
-------------------------------------------------------------------------------------------------------------------
                                                                                                            896,385
-------------------------------------------------------------------------------------------------------------------
PAPER PACKAGING - 0.06%
Verso Papers Holding, LLC
   Term Loan                                                            5.51%  08/01/13      127,685         97,254
-------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS - 0.04%
Xerium S.A.
   U.S. Term Loan                                                       9.26%  05/18/12       88,858         62,200
-------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 2.09%
American Safety Razor Co.
   Second Lien Term Loan                                                7.69%  01/31/14      183,000        128,100
   Term Loan                                                       3.94-5.97%  07/31/13      201,572        157,226
Hanesbrands Inc.
   Second Lien Term Loan                                                7.27%  03/05/14    2,909,829      2,211,470
HVHC, Inc.
   Term Loan B                                                          6.01%  08/01/13    1,020,013        734,409
Topps Company Inc.
   Term Loan                                                            4.93%  10/12/14      568,083        312,446
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,543,651
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.57%
Nycomed US Inc.
   Term Loan B2(d)                                                        --   12/29/14      500,000        281,111
   Term Loan B2                                                         6.09%  12/29/14      250,000        140,556
   Term Loan C(d)                                                         --   12/29/15      500,000        281,111
   Term Loan C                                                          6.09%  12/29/15      250,000        140,555
Quintiles Transnational Corp.
   Second Lien Term Loan                                                7.77%  03/31/14       74,764         47,101
   Term Loan B                                                          5.77%  03/31/13      104,314         80,843
-------------------------------------------------------------------------------------------------------------------
                                                                                                            971,277
-------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
PUBLISHING  - 3.74%
American Media, Inc.
   Term Loan B                                                          7.56%  01/30/13   $1,982,605   $  1,149,911
CanWest MediaWorks Inc.
   Term Loan B                                                          4.20%  07/13/14      112,453         64,098
Caribe Information Investment Inc.
   Term Loan                                                       3.66-3.73%  03/31/13       74,174         48,213
Dex Media West LLC
   Term Loan B                                                     7.00-7.77%  10/24/14    2,284,546      1,119,427
Endurance Business Media, Inc.
   Second Lien Term Loan                                               10.00%  01/26/14       59,090         39,886
   Term Loan                                                            5.50%  07/26/13      114,880         82,139
F & W Publications, Inc.
   Second Lien Term Loan                                                7.46%  08/05/13      357,143         35,714
Gatehouse Media, Inc.
   Delay Draw Term Loan(d)                                                --   08/28/14      137,135         31,541
   Delay Draw Term Loan                                            4.20-5.00%  08/28/14      790,661        181,852
   Term Loan                                                            5.07%  08/28/14       24,385          5,609
   Term Loan B(d)                                                         --   08/28/14    1,633,386        375,679
   Term Loan B                                                          4.20%  08/28/14    2,131,101        490,153
Hanley Wood LLC
   Term Loan                                                       3.87-6.01%  03/08/14      327,525        155,574
Idearc, Inc. (Verizon)
   Term Loan B                                                     3.44-5.77%  11/17/14    3,772,800      1,223,466
Local Insight Regatta Holdings, Inc.
   Term Loan                                                            7.70%  04/23/15      577,271        432,953
MediaNews Group
   Term Loan B                                                          5.82%  12/30/10    1,147,946        516,576
Reader's Digest Association Inc.
   Term Loan B                                                     3.77-4.81%  03/02/14      448,252        156,888
Yell Group Ltd.
   Term Loan B1                                                         4.43%  10/27/12      429,750        237,437
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,347,116
-------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.68%
RailAmerica Inc.
   Canada Term Loan                                                     7.88%  08/14/09       85,243         69,899
   Term Loan                                                            7.88%  08/14/09    1,316,781      1,079,761
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,149,660
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.67%
Freescale Semiconductor, Inc.
   Term Loan B                                                          4.60%  12/02/13    4,948,710      2,830,044
-------------------------------------------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES - 1.01%
Jacobson Corp.
   Term Loan B                                                          3.94%  06/19/14      324,887        190,871
LPL Holdings Inc.
   Term Loan D                                                          5.51%  06/28/13      311,500        236,740
ServiceMaster Company (The)
   Delay Draw Term Loan                                                 6.39%  07/24/14      210,680        118,583
   Term Loan B                                                     5.31-6.39%  07/29/14    2,072,423      1,166,478
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,712,672
-------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE - 0.12%
Citco Group Ltd. (The)
   Term Loan B                                                          4.88%  06/30/14      138,900         92,716

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE - (CONTINUED)
E.A.Viner International Co.
   First Lien Term Loan B                                               6.77%  07/31/13   $   47,790   $     31,542
Nuveen Investments, LLC
   Term Loan                                                       4.44-6.77%  11/13/14      170,159         77,665
-------------------------------------------------------------------------------------------------------------------
                                                                                                            201,923
-------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.59%
Cognis Deutschland
   Term Loan C                                                          4.82%  09/15/13      799,515        510,091
Hexion Specialty Chemicals, Inc.
   Revolver Credit                                                      4.13%  05/31/11      381,000        247,650
   Syn LOC                                                              3.83%  05/05/13       90,774         48,261
   Term Loan C1                                                         6.19%  05/05/13    1,846,020        981,468
   Term Loan C2                                                         6.06%  05/05/13      401,008        213,203
   Term Loan C4                                                    5.44-5.50%  05/05/13      633,564        361,131
   Term Loan C5                                                         6.06%  05/05/13      114,631         53,877
   Term Loan C7                                                         6.06%  05/05/13    1,232,400        714,792
Huntsman ICI Chemicals LLC
   Term Loan B                                                          3.19%  04/19/14    2,457,297      1,611,987
Ineos Group Ltd.
   Term Loan A4                                                    5.73-5.95%  12/16/12      106,632         58,648
   Term Loan B2                                                    5.73-5.95%  12/16/13    1,195,525        571,610
   Term Loan C2                                                    6.23-6.45%  12/16/14    1,195,519        585,805
MacDermid Inc.
   Term Loan B                                                          5.76%  04/12/14      201,309        126,824
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,085,347
-------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.18%
AMSCAN Holdings, Inc.
   Term Loan B                                                     3.66-5.46%  05/25/13      367,733        262,929
Eye Care Centers of America, Inc.
   Term Loan                                                       3.94-5.98%  03/01/12      264,804        217,139
FTD Group, Inc.
   Term Loan B                                                     7.50-8.04%  08/26/14    1,094,400        963,072
Mattress Firm
   Term Loan B                                                          3.69%  01/18/14      309,956        139,481
PETCO Animal Supplies, Inc.
   Term Loan                                                       3.69-6.01%  10/26/13      545,551        364,428
Savers, Inc.
   Canada Term Loan                                                     4.71%  08/11/12       37,346         29,130
   U.S. Term Loan                                                       4.71%  08/11/12       40,857         31,868
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,008,047
-------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE - 1.53%
Dealer Comp-rey
   First Lien Term Loan                                                 3.44%  10/26/12      930,170        465,085
   Second Lien Term Loan                                                6.94%  10/26/13    1,687,408      1,004,008
SkillSoft PLC
   Term Loan B                                                          7.26%  05/14/13      214,251        173,544
Verint Systems, Inc.
   Term Loan                                                            4.66%  05/25/14    1,741,542        957,848
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,600,485
-------------------------------------------------------------------------------------------------------------------
TECHNOLOGY DISTIBUTORS - 0.23%
Macrovision Corp.
   Term Loan B                                                     7.25-7.48%  05/02/13      469,823        394,651
-------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
TEXTILES - 0.15%
GTM Holdings Inc.
   First Lien Term Loan                                                 8.50%  10/30/13   $  502,549   $    251,274
-------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES DISTRIBUTORS - 0.01%
Brenntag AG
   Term Loan B2                                                         5.07%  01/18/14       19,732         14,010
   U.S. Aquired Term Loan                                               5.07%  01/18/14        1,579          1,121
-------------------------------------------------------------------------------------------------------------------
                                                                                                             15,131
-------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 7.85%
Alltel Corp.
   Term Loan B1                                                         4.13%  05/16/15    2,720,602      2,576,070
   Term Loan B2                                                         5.32%  05/16/15    1,200,000      1,136,333
Asurion Corp.
   First Lien Term Loan                                            4.77-5.71%  07/03/14    5,466,667      3,662,667
Global Tel*Link
   Acqusition Syn Deposit Commitment                                    3.66%  02/14/13      114,683        103,214
   Syn LOC                                                              3.66%  02/14/13       28,670         25,803
   Term Loan                                                            4.94%  02/14/13      318,217        286,395
   Acquisition Term Loan                                                4.94%  02/14/13      161,831        145,648
MetroPCS Communications, Inc.
   Term Loan B                                                     3.69-5.50%  11/03/13    2,431,028      1,884,047
NuVox, Inc.
   Term Loan                                                            6.07%  05/31/14    1,714,028      1,199,820
RCN Corp.
   Add on Term Loan                                                     6.06%  05/25/14    1,498,342      1,013,878
   Term Loan                                                            6.06%  05/25/14    1,195,654        809,060
Virgin Mobile USA
   Term Loan                                                            9.26%  12/14/10      677,361        474,153
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,317,088
-------------------------------------------------------------------------------------------------------------------
      Total Senior Secured Floating Rate Interests
         (Cost $260,288,974)                                                                            167,182,975
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE NOTES - 1.47%
COMMUNICATION EQUIPMENT - 0.92%
Qwest Corp.
   Sr. Unsec. Floating Rate Global Notes(h)                             6.07%  06/15/13    2,250,000      1,554,750
-------------------------------------------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.22%
Sanmina-SCI Corp.
   Gtd. Floating Rate Notes(h)                                          5.57%  06/15/10      437,000        372,542
-------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS - 0.27%
Berry Plastics Holding Corp.
   Sec. Sub. Floating Rate Global Notes(h)                              6.69%  09/15/14      996,000        463,140
-------------------------------------------------------------------------------------------------------------------
PAPER PACKAGING - 0.07%
Verso Paper Holdings, LLC
   Series B, Sr. Sec. Gtd. Floating Rate Global Notes(h)                6.94%  08/01/14      228,000        110,580
-------------------------------------------------------------------------------------------------------------------
      Total Floating Rate Notes (Cost $3,919,337)                                                         2,501,012
-------------------------------------------------------------------------------------------------------------------

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS - 1.16%
ENVIRONMENTAL & FACILITIES SERVICES - 1.16%
Safety-Kleen Holdco, Inc.
   (Acquired 12/24/03; Cost $2,062,077)(i)(j)(k)                                             150,812      1,960,556
-------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

                                                                                            SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.50%
Liquid Assets Portfolio - Institutional Class(l)                                             426,683   $    426,683
Premier Portfolio - Institutional Class(l)                                                   426,683        426,683
-------------------------------------------------------------------------------------------------------------------
   Total Money Market Funds (Cost $853,366)                                                                 853,366
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.63% (Cost $267,123,754)                                                         172,497,909
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (1.63)%                                                                  (2,773,012)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                                   $169,724,897
-------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

DIP      - Debtor-in-possession

Gtd.     - Guaranteed

LOC      - Letter of Credit

REIT     - Real Estate Investment Trust

Sec.     - Secured

Sr.      - Senior

Sub.     - Subordinated

Syn  LOC - Synthetic Letter of Credit

Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's

(b) Senior secured corporate loans and senior secured debt securities are, at present, August not be readily marketable, not registered under the Securities Act of 1933, as amended and August be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity August be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) This floating rate interest will settle after November 30, 2008, at which time the interest rate will be determined.

(e) Securities fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at November 30, 2008 was 1.02% of the Fund's Net Assets. See Note 1A.

(f) Defaulted security. Currently, the issuer is in default with resepect to interest payments. The aggregate value of these securities at November 30, 2008 was $408,635, which represented 0.24% of the Fund's Net Assets.

(g) All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(h) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(i) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified insitutional buyers. The value of this security at November 30, 2008 was 1.16% of the Fund's Net Assets.

(j)  Acquired as a part of a bankruptcy restructuring.

(k)  Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM FLOATING RATE FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

          The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

E. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

AIM FLOATING RATE FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $    853,366
Level 2                                                              169,920,997
Level 3                                                                1,723,546
--------------------------------------------------------------------------------
                                                                    $172,497,909
--------------------------------------------------------------------------------

NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of November 30, 2008, the Fund had unfunded loan commitments of $1,827,823, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                       UNFUNDED
BORROWER                                                             COMMITMENTS
--------------------------------------------------------------------------------
CCS Corp.                                     Delay Draw Term Loan   $  647,745
Community Health Systems                      Delay Draw Term Loan      118,446
Greektown Casino LLC                          Delay Draw Term Loan      265,503
Nuance Communications, Inc.                   Revolver Loan              23,555
Pinnacle Foods Group, Inc. (Aurora Foods)     Revolver Loan              78,228
Texas Competitive Electric Holdings Co.       Delay Draw Term Loan      279,346
Warner Music Group                            Revolver Loan             415,000
--------------------------------------------------------------------------------
                                                                     $1,827,823
--------------------------------------------------------------------------------

AIM FLOATING RATE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $21,759,497 and $39,486,192, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $     82,266
Aggregate unrealized (depreciation) of investment securities           (95,221,233)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(95,138,967)
                                                                      ============
Cost of investments for tax purposes is $267,636,876.

NOTE 5 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

     AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. On September 19, 2008, a group of defendants, including the Fund, reached a settlement in principal with Enron that is subject to approval by the Bankruptcy Court for approximately 13% of Enron's demand; and on that date, the Fund booked a settlement reserve for such amount. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified. On June 17, 2008, the Court in the Adelphia lawsuit granted, in its entirety, the Motion to Dismiss filed by a group of defendants that includes the Fund and dismissed all of Adelphia's claims against it. Adelphia has the right to appeal this ruling.

                              AIM MULTI-SECTOR FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                                                           [INVESCO AIM LOGO]
                                                            - SERVICE MARK -

INVESCOAIM.COM                  I-MSE-QTR-1 11/08     Invesco Aim Advisors, Inc.

AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS (a)
November 30, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.01%
ADVERTISING-3.51%
Omnicom Group Inc.                                      392,368   $   11,100,091
WPP PLC (Botswana)                                      630,597        3,519,915
                                                                  --------------
                                                                      14,620,006
                                                                  --------------
APPAREL RETAIL-0.79%
Abercrombie & Fitch Co. -Class A (b)                    171,441        3,313,955
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.69%
Polo Ralph Lauren Corp. (b)                              66,616        2,877,811
                                                                  --------------
APPLICATION SOFTWARE-2.29%
Adobe Systems Inc. (c)                                  237,141        5,492,186
Amdocs Ltd. (c)                                         214,869        4,037,388
                                                                  --------------
                                                                       9,529,574
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.26%
Federated Investors, Inc. -Class B                      111,842        2,220,064
State Street Corp.                                       72,228        3,041,521
                                                                  --------------
                                                                       5,261,585
                                                                  --------------
BIOTECHNOLOGY-7.05%
Amgen Inc. (c)                                          136,770        7,596,206
BioMarin Pharmaceutical Inc. (b)(c)                     160,004        2,724,868
Celgene Corp. (c)                                        98,351        5,124,087
Genzyme Corp. (c)                                        76,033        4,867,633
Gilead Sciences, Inc. (c)                               147,284        6,596,850
Rigel Pharmaceuticals, Inc. (b)(c)                       36,956          274,213
United Therapeutics Corp. (b)(c)                         39,561        2,169,130
                                                                  --------------
                                                                      29,352,987
                                                                  --------------
BREWERS-1.11%
Companhia de Bebidas das Americas - ADR
   (Brazil)(b)                                           55,069        1,899,881
Heineken N.V. (Netherlands)                              99,474        2,747,124
                                                                  --------------
                                                                       4,647,005
                                                                  --------------
CABLE & SATELLITE-3.24%
Cablevision Systems Corp. -Class A (b)                  318,821        4,673,916
Comcast Corp. -Class A                                  508,259        8,813,211
                                                                  --------------
                                                                      13,487,127
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.68%
Cisco Systems, Inc. (c)                                 433,746        7,174,159
Nokia -ADR (Finland)                                    200,166        2,836,352
QUALCOMM Inc.                                           122,550        4,114,004
Research In Motion Ltd. (Canada)(c)                      28,890        1,226,958
                                                                  --------------
                                                                      15,351,473
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
COMPUTER HARDWARE-2.88%
Apple Inc. (c)                                           53,941   $    4,998,712
Hewlett-Packard Co.                                     198,499        7,003,045
                                                                  --------------
                                                                      12,001,757
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS - 1.02%
EMC Corp. (c)                                           400,626        4,234,617
                                                                  --------------
CONSUMER FINANCE-2.40%
American Express Co.                                    154,000        3,589,740
Capital One Financial Corp.                             185,945        6,398,367
                                                                  --------------
                                                                       9,988,107
                                                                  --------------
DEPARTMENT STORES-0.75%
Kohl's Corp. (c)                                         96,116        3,139,149
                                                                  --------------
DISTILLERS & VINTNERS-1.27%
Diageo PLC (United Kingdom)                             377,607        5,291,411
                                                                  --------------
DIVERSIFIED CAPITAL MARKETS-0.72%
UBS AG - (Switzerland)(c)                               234,951        2,993,276
                                                                  --------------
DRUG RETAIL-1.30%
CVS Caremark Corp.                                      187,800        5,433,054
                                                                  --------------
GAS UTILITIES-0.97%
Questar Corp.                                           126,000        4,055,940
                                                                  --------------
HEALTH CARE EQUIPMENT-2.60%
American Medical Systems Holdings, Inc. (b)(c)          389,099        3,424,071
Medtronic, Inc.                                         135,106        4,123,435
Smith & Nephew PLC (United Kingdom)                     438,881        3,272,661
                                                                  --------------
                                                                      10,820,167
                                                                  --------------
HEALTH CARE SERVICES-2.76%
DaVita, Inc. (c)                                        146,350        7,354,087
Express Scripts, Inc. (c)                                71,790        4,128,643
                                                                  --------------
                                                                      11,482,730
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.14%
Activision Blizzard, Inc. (c)                           296,083        3,464,171
Nintendo Co., Ltd. (Japan)                                4,100        1,270,513
                                                                  --------------
                                                                       4,734,684
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES - 0.52%
Carnival Corp. (d)                                      102,429        2,151,009
                                                                  --------------
INSURANCE BROKERS-0.98%
Marsh & McLennan Cos., Inc.                             148,445        3,785,347
National Financial Partners Corp. (b)(c)                175,845          279,594
                                                                  --------------
                                                                       4,064,941
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
INTEGRATED OIL & GAS-7.22%
BP PLC -ADR (United Kingdom)(b)                         115,000   $    5,599,350
Hess Corp.                                               72,000        3,890,880
Marathon Oil Corp.                                      144,000        3,769,920
Murphy Oil Corp.                                         89,000        3,920,450
Occidental Petroleum Corp.                               95,000        5,143,300
Petroleo Brasileiro S.A. -ADR (Brazil)                  138,000        2,889,720
Total S.A. -ADR (France)                                 92,000        4,853,000
                                                                  --------------
                                                                      30,066,620
                                                                  --------------
INTERNET SOFTWARE & SERVICES-2.30%
Ariba Inc. (c)                                          236,400        1,903,020
Google Inc. -Class A (c)                                 26,289        7,701,625
                                                                  --------------
                                                                       9,604,645
                                                                  --------------
INVESTMENT BANKING & BROKERAGE - 1.59%
Merrill Lynch & Co., Inc.                               284,083        3,755,577
Morgan Stanley                                          193,515        2,854,346
                                                                  --------------
                                                                       6,609,923
                                                                  --------------
LIFE & HEALTH INSURANCE-0.98%
StanCorp Financial Group, Inc.                          122,063        4,065,919

LIFE SCIENCES TOOLS & SERVICES - 3.13%
Life Technologies Corp. (b)(c)                          120,312        3,140,143
Pharmaceutical Product Development, Inc.                187,190        4,930,584
Thermo Fisher Scientific, Inc. (c)                      139,004        4,959,663
                                                                  --------------
                                                                      13,030,390
                                                                  --------------
MANAGED HEALTH CARE-1.20%
UnitedHealth Group Inc.                                 238,120        5,002,901
                                                                  --------------
MOVIES & ENTERTAINMENT-4.42%
News Corp. -Class A                                     884,098        6,984,374
Time Warner Inc.                                        463,467        4,194,376
Walt Disney Co. (The)                                   322,132        7,254,413
                                                                  --------------
                                                                      18,433,163
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES - 1.79%
National-Oilwell Varco Inc. (c)                         137,000        3,875,730
Weatherford International Ltd. (c)                      280,000        3,575,600
                                                                  --------------
                                                                       7,451,330
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION - 5.94%
Apache Corp.                                             57,000        4,406,100
Bill Barrett Corp. (b)(c)                               165,000        3,691,050
Continental Resources, Inc. (c)                         158,000        3,088,900
Devon Energy Corp.                                       65,000        4,702,100
Plains Exploration & Production Co. (c)                 160,000        3,704,000
Southwestern Energy Co. (c)                             150,000        5,155,500
                                                                  --------------
                                                                      24,747,650
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION - 0.86%
Williams Cos., Inc. (The)                               220,000   $    3,568,400
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.17%
Bank of America Corp.                                   148,682        2,416,083
Citigroup Inc.                                          556,107        4,610,127
JPMorgan Chase & Co.                                    195,376        6,185,604
                                                                  --------------
                                                                      13,211,814
                                                                  --------------
PHARMACEUTICALS-3.88%
Novartis AG -ADR (Switzerland)                           74,659        3,503,000
Roche Holding AG (Switzerland)                           36,716        5,163,367
Schering-Plough Corp.                                   157,277        2,643,827
Wyeth                                                   134,931        4,858,865
                                                                  --------------
                                                                      16,169,059
                                                                  --------------
PROPERTY & CASUALTY INSURANCE - 0.46%
XL Capital Ltd. -Class A (b)                            378,165        1,902,170
                                                                  --------------
REGIONAL BANKS-3.86%
Fifth Third Bancorp                                     429,878        4,109,634
Popular, Inc. (Puerto Rico)(b)                          273,600        1,710,000
SunTrust Banks, Inc. (b)                                133,459        4,234,654
Zions Bancorp. (b)                                      188,563        6,013,274
                                                                  --------------
                                                                      16,067,562
                                                                  --------------
RESTAURANTS-1.02%
McDonald's Corp.                                         72,058        4,233,407
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.67%
ASML Holding N.V. - New York Shares (Netherlands)       109,600        1,680,168
MEMC Electronic Materials, Inc. (c)                      73,450        1,103,219
                                                                  --------------
                                                                       2,783,387
                                                                  --------------
SEMICONDUCTORS-2.29%
Broadcom Corp. -Class A (c)                             120,963        1,851,944
Intel Corp.                                             396,500        5,471,700
Xilinx, Inc.                                            136,300        2,229,868
                                                                  --------------
                                                                       9,553,512
                                                                  --------------
SOFT DRINKS-1.27%
PepsiCo, Inc.                                            93,233        5,286,311
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.39%
H&R Block, Inc.                                          85,445        1,634,563
                                                                  --------------
SPECIALIZED FINANCE-1.36%
CIT Group, Inc. (b)                                     461,733        1,542,188
Moody's Corp. (b)                                       190,732        4,140,792
                                                                  --------------
                                                                       5,682,980
                                                                  --------------
SPECIALTY STORES-0.80%
PetSmart, Inc.                                          190,982        3,351,734
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
SYSTEMS SOFTWARE-2.55%
Microsoft Corp.                                         344,897   $    6,973,817
Oracle Corp. (c)                                        227,029        3,652,897
                                                                  --------------
                                                                      10,626,714
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.93%
American Tower Corp. -Class A (c)                       143,057        3,896,873
                                                                  --------------
   Total Common Stocks & Other Equity Interests
     (Cost $592,494,712)                                             395,813,392
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
U.S. TREASURY BILLS-0.05%
   1.81%, 01/15/09 (Cost $199,527)(e)                $  200,000          199,527
                                                                  --------------

                                                       SHARES
                                                     ----------
MONEY MARKET FUNDS-4.67%
Liquid Assets Portfolio -Institutional Class(f)       9,730,414        9,730,414
Premier Portfolio -Institutional Class(f)             9,730,415        9,730,415
                                                                  --------------
   Total Money Market Funds
      (Cost $19,460,829)                                              19,460,829
                                                                  --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.73%
   (Cost $612,155,068)                                               415,473,748
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-8.34%
Liquid Assets Portfolio -Institutional Class
   (Cost $34,726,620)(f)(g)                          34,726,620       34,726,620
                                                                  --------------
TOTAL INVESTMENTS-108.07%
   (Cost $646,881,688)                                               450,200,368
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(8.07)%                                (33,607,644)
                                                                  --------------
NET ASSETS-100.00%                                                $  416,592,724
                                                                  ==============

Investment Abbreviation:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at November 30, 2008.

(c)  Non-income producing security.

(d)  Each unit represents one common share and one trust share.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM MULTI-SECTOR FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM MULTI-SECTOR FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts

AIM MULTI-SECTOR FUND
     actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM MULTI-SECTOR FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
  Level 1            $430,006,363
  Level 2              20,194,005
  Level 3                      --
                     ------------
                     $450,200,368
                     ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $36,196,947 and $83,467,064, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  10,487,956
Aggregate unrealized (depreciation) of investment securities           (210,217,149)
                                                                      -------------
Net unrealized appreciation (depreciation) of investment securities   $(199,729,193)
                                                                      =============

Cost of investments for tax purposes is $649,929,561.

                       AIM SELECT REAL ESTATE INCOME FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                                                              [INVESCO AIM LOGO]
                                                                - SERVICE MARK -

INVESCOAIM.COM            SREI-QTR-1 11/08            Invesco Aim Advisors, Inc.

AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS(a)
November 30, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
   & OTHER EQUITY INTERESTS-61.09%
APARTMENTS-8.41%
BRE Properties, Inc. (b)                                 14,600   $      428,656
Camden Property Trust (b)                                13,000          344,110
Essex Property Trust, Inc. (b)                           32,900        2,844,863
Mid-America Apartment Communities, Inc.                  56,200        2,081,086
                                                                  --------------
                                                                       5,698,715
                                                                  --------------
DIVERSIFIED-5.29%
Vornado Realty Trust (b)                                 15,300          817,785
Washington Real Estate Investment Trust (b)             104,600        2,768,762
                                                                  --------------
                                                                       3,586,547
                                                                  --------------
FREESTANDING-3.07%
National Retail Properties Inc. (b)                     116,800        1,566,288
Realty Income Corp. (b)                                  25,400          512,826
                                                                  --------------
                                                                       2,079,114
                                                                  --------------
HEALTHCARE-15.87%
Health Care REIT, Inc. (b)                              113,973        4,330,974
Nationwide Health Properties, Inc.                      140,200        3,172,726
Senior Housing Properties Trust (b)                     223,100        3,107,783
Ventas, Inc. (b)                                          6,400          147,072
                                                                  --------------
                                                                      10,758,555
                                                                  --------------
INDUSTRIAL PROPERTIES-1.91%
DCT Industrial Trust Inc. (b)                           185,900          832,832
EastGroup Properties, Inc.                                9,000          290,070
ProLogis (b)                                             44,500          170,435
                                                                  --------------
                                                                       1,293,337
                                                                  --------------
INDUSTRIAL/OFFICE: MIXED-3.36%
Liberty Property Trust                                  119,300        2,281,016
                                                                  --------------
LODGING-RESORTS-3.57%
Host Hotels & Resorts Inc. (b)                          282,200        2,122,144
LaSalle Hotel Properties (b)                             34,000          299,880
                                                                  --------------
                                                                       2,422,024
                                                                  --------------
OFFICE PROPERTIES-5.07%
Alexandria Real Estate Equities, Inc. (b)                 3,000          132,840
Brandywine Realty Trust (b)                             118,801          584,501
Mack-Cali Realty Corp. (b)                              103,800        1,969,086
SL Green Realty Corp. (b)                                39,500          748,920
                                                                  --------------
                                                                       3,435,347
                                                                  --------------
REGIONAL MALLS-4.88%
Simon Property Group, Inc. (b)                           69,700        3,310,750
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SELF STORAGE FACILITIES-4.16%
Public Storage -Series A Dep. Shares                    119,000   $    2,817,920
                                                                  --------------
SHOPPING CENTERS-3.95%
Inland Real Estate Corp. (b)                            192,300        2,147,991
Urstadt Biddle Properties -Class A (b)                   33,700          530,438
                                                                  --------------
                                                                       2,678,429
                                                                  --------------
SPECIALTY PROPERTIES-1.55%
Digital Realty Trust, Inc. (b)                           38,500        1,053,360
   Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $63,229,766)                                              41,415,114
                                                                  --------------
PREFERRED STOCKS-28.67%
APARTMENTS-3.03%
Mid-America Apartment Communities,
   Inc.- Series H, 8.30% Pfd.                            94,500        2,055,375
                                                                  --------------
FREESTANDING-1.93%
National Retail Properties Inc.
   -Series C, 7.38% Pfd.                                 92,350        1,305,829
                                                                  --------------
HEALTHCARE-2.66%
Health Care REIT, Inc. -Series F, 7.63% Pfd.(b)           7,600          124,564
Omega Healthcare Investors, Inc.
   -Series D, 8.38% Pfd.(b)                             106,300        1,679,540
                                                                  --------------
                                                                       1,804,104
                                                                  --------------
INDUSTRIAL PROPERTIES-0.06%
ProLogis -Series C, 8.54% Pfd.                              950           38,059
                                                                  --------------
INDUSTRIAL/OFFICE: MIXED-6.18%
PS Business Parks, Inc.,
   Series K, 7.95% Pfd.                                   8,500          157,165
   Series L, 7.60% Pfd.(b)                               18,300          300,120
   Series M, 7.20% Pfd.(b)                              120,300        1,954,875
   Series O, 7.38% Pfd.                                 114,600        1,776,300
                                                                  --------------
                                                                       4,188,460
                                                                  --------------
LODGING-RESORTS-1.92%
Eagle Hospitality Properties Trust Inc. -
   Series A, 8.25% Pfd.(c)                              195,800          636,350
Hospitality Properties Trust -Series B, 8.88% Pfd.       47,600          666,400
                                                                  --------------
                                                                       1,302,750
                                                                  --------------
OFFICE PROPERTIES-2.01%
HRPT Properties Trust -Series B, 8.75% Pfd.(b)           24,892          286,258
Kilroy Realty Corp. -Series F, 7.50% Pfd.                69,400        1,075,700
                                                                  --------------
                                                                       1,361,958
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM SELECT REAL ESTATE INCOME FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
REGIONAL MALLS-4.11%
CBL & Associates Properties, Inc.,
   Series C, 7.75% Pfd.                                  89,200   $      575,340
   Series D, 7.38% Pfd.                                  15,400          100,100
Glimcher Realty Trust -Series G, 8.13% Pfd.                 997            3,898
Realty Income Corp. -Series E, 6.75% Pfd.(b)             84,992        1,504,359
Taubman Centers, Inc. -Series G, 8.00% Pfd.              41,200          601,520
                                                                  --------------
                                                                       2,785,217
                                                                  --------------
SELF STORAGE FACILITIES-4.82%
Public Storage,
   Series I, 7.25% Pfd.(b)                               73,000        1,460,000
   Series L, 6.75% Pfd.                                  27,300          470,925
   Series M, 6.63% Pfd.(b)                               74,200        1,335,600
                                                                  --------------
                                                                       3,266,525
                                                                  --------------
SHOPPING CENTERS-0.36%
Cedar Shopping Centers Inc. -Series A, 8.88%
   Pfd.(b)                                               24,900          246,510
                                                                  --------------
SPECIALTY PROPERTIES-1.59%
Digital Realty Trust, Inc.,
   Series A, 8.50% Pfd. (b)                              25,200          346,500
   Series B, 7.88% Pfd. (b)                              44,400          577,200
Entertainment Properties Trust -Series B, 7.75%
   Pfd.(b)                                               15,600          156,780
                                                                  --------------
                                                                       1,080,480
                                                                  --------------
   Total Preferred Stocks
      (Cost $33,290,425)                                              19,435,267
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
ASSET-BACKED SECURITIES- MORTGAGE
   BACKED SECURITIES-4.61%
Bear Stearns Commercial
   Mortgage Securities-Series 2005- T18,
   Class AJ, Pass Through Ctfs., 5.01%, 02/13/42     $  350,000          147,070
Credit Suisse First Boston Mortgage Securities
   Corp.,
   Series 2001-SPGA, Class A2,
   Pass Through Ctfs.,
   6.52%, 08/13/18(c)                                   325,000          298,213
   Series 2003-C3, Class G,
   Pass Through Ctfs.,
   4.62%, 05/15/38(c)                                    25,000            7,505
Greenwich Capital Commercial
   Funding Corp.-Series 2005-GG3,
   Class AJ, Pass Through Ctfs.,
   4.86%, 08/10/42                                      400,000          173,566
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2005-CB13, Class AJ,
   Pass Through Ctfs.,
   5.53%, 01/12/43                                    2,200,000          909,897
   Series 2005-LDP5, Class AJ,
   Pass Through Ctfs.,
   5.47%, 12/15/44                                    2,000,000          820,221

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
Merrill Lynch Mortgage Trust,
   Series 2004-MKB1, Class B,
   Pass Through Ctfs.,
   5.28%, 02/12/42                                   $   25,000   $       19,669
   Series 2005-CIP1, Class AJ,
   Pass Through Ctfs.,
   5.14%, 07/12/38                                    1,450,000          604,545
Morgan Stanley Capital I,
   Series 2005-HQ7, Class AJ,
   Pass Through Ctfs.,
   5.38%, 11/14/42                                      200,000           82,421
   Series 2006-IQ11, Class B,
   Pass Through Ctfs.,
   5.95%, 10/15/42                                      270,000           60,563
                                                                  --------------
   Total Asset-Backed Securities
      (Cost $6,530,185)                                                3,123,670
                                                                  --------------
BONDS & NOTES- HEALTHCARE-0.83%
Nationwide Health Properties, Inc.,
   Unsec. Notes, 6.25%, 02/01/13
   (Cost $639,106)                                      650,000          564,545
                                                                  --------------

                                                       SHARES
                                                     ----------
MONEY MARKET FUNDS-5.74%
Liquid Assets Portfolio-Institutional Class(d)        1,947,374        1,947,374
Premier Portfolio -Institutional Class(d)             1,947,374        1,947,374
                                                                  --------------
   Total Money Market Funds
      (Cost $3,894,748)                                                3,894,748
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)- 100.94%
   (Cost $107,584,230)                                                68,433,344
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN-27.29%
MONEY MARKET FUNDS-27.29%
Liquid Assets Portfolio -Institutional Class
   (Cost $18,500,239)(d)(e)                          18,500,239       18,500,239
                                                                  --------------
TOTAL INVESTMENTS-128.23%
   (Cost $126,084,469)                                                86,933,583
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(28.23)%                               (19,137,430)
                                                                  --------------
NET ASSETS-100.00%                                                $   67,796,153
                                                                  ==============

See accompanying notes which are an integral part of this schedule.

AIM SELECT REAL ESTATE INCOME FUND

Investment Abbreviations:

Ctfs.  -- Certificates
Dep.   -- Depositary
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.

(b)  All or a portion of this security was out on loan at November 30, 2008.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $942,068, which represented 1.39% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM SELECT REAL ESTATE INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM SELECT REAL ESTATE INCOME FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM SELECT REAL ESTATE INCOME FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $82,570,959
Level 2                4,362,624
Level 3                       --
                     -----------
                     $86,933,583
                     -----------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $6,869,470 and $16,550,325 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $    568,422
Aggregate unrealized (depreciation) of investment securities           (41,778,779)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(41,210,357)
                                                                      ============

Cost of investments for tax purposes is $128,143,940.

                            AIM STRUCTURED CORE FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                                                              [INVESCO AIM LOGO]
                                                               - SERVICE MARK -

INVESCOAIM.COM             SCOR-QTR-1 11/08           Invesco Aim Advisors, Inc.

AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS(a)
November 30, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.02%
AEROSPACE & DEFENSE-0.04%
Honeywell International Inc.                              1,800   $       50,148
                                                                  --------------
APPAREL RETAIL-3.03%
Gap, Inc. (The)                                         155,500        2,024,610
Ross Stores, Inc.                                        17,200          455,800
TJX Cos., Inc. (The)                                     20,100          458,682
Urban Outfitters, Inc. (b)                               23,000          417,910
                                                                  --------------
                                                                       3,357,002
                                                                  --------------
APPLICATION SOFTWARE-0.05%
Compuware Corp. (b)                                       9,100           57,785
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.24%
Northern Trust Corp.                                      5,800          266,162
                                                                  --------------
AUTOMOTIVE RETAIL-0.88%
AutoZone, Inc. (b)                                        8,900          972,058
                                                                  --------------
BIOTECHNOLOGY-3.69%
Amgen Inc. (b)                                           42,300        2,349,342
Biogen Idec Inc. (b)                                     41,100        1,738,941
                                                                  --------------
                                                                       4,088,283
                                                                  --------------
CABLE & SATELLITE-1.18%
DIRECTV Group, Inc. (The) (b)                            59,300        1,305,193
                                                                  --------------
COAL & CONSUMABLE FUELS-0.51%
Massey Energy Co.                                        36,000          562,320
Patriot Coal Corp. (b)                                        1                7
                                                                  --------------
                                                                         562,327
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.46%
EchoStar Corp. -Class A (b)                               8,100          138,267
QUALCOMM Inc.                                            11,100          372,627
                                                                  --------------
                                                                         510,894
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-1.23%
RadioShack Corp.                                        138,600        1,365,210
                                                                  --------------
COMPUTER HARDWARE-5.11%
Hewlett-Packard Co.                                      76,600        2,702,448
International Business Machines Corp.                    36,400        2,970,240
                                                                  --------------
                                                                       5,672,688
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.54%
Lexmark International, Inc. -Class A (b)                  5,800          151,844
QLogic Corp. (b)                                         41,700          442,854
                                                                  --------------
                                                                         594,698
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSUMER FINANCE-0.19%
Discover Financial Services                              20,100   $      205,623
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.69%
MasterCard, Inc. -Class A                                12,900        1,874,370
                                                                  --------------
DIVERSIFIED BANKS-0.18%
U.S. Bancorp                                              7,400          199,652
                                                                  --------------
DIVERSIFIED CHEMICALS-1.10%
Dow Chemical Co. (The)                                   12,300          228,165
E. I. du Pont de Nemours and Co.                         39,700          994,882
                                                                  --------------
                                                                       1,223,047
                                                                  --------------
EDUCATION SERVICES-2.37%
Apollo Group Inc. -Class A (b)                           34,200        2,627,928
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.74%
Emerson Electric Co.                                     16,100          577,829
First Solar, Inc. (b)                                    10,820        1,350,769
                                                                  --------------
                                                                       1,928,598
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-2.09%
CF Industries Holdings, Inc.                             34,600        1,820,998
Mosaic Co. (The)                                         16,500          500,775
                                                                  --------------
                                                                       2,321,773
                                                                  --------------
FOOTWEAR-1.57%
NIKE, Inc. -Class B                                      32,700        1,741,275
                                                                  --------------
GENERAL MERCHANDISE STORES-1.18%
Big Lots, Inc. (b)                                       74,800        1,310,496
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.14%
PharMerica Corp. (b)                                      9,500          157,890
                                                                  --------------
HEALTH CARE SERVICES-3.70%
Express Scripts, Inc. (b)                                39,600        2,277,396
Medco Health Solutions, Inc. (b)                         43,400        1,822,800
                                                                  --------------
                                                                       4,100,196
                                                                  --------------
HOMEBUILDING-0.84%
D.R. Horton, Inc.                                       118,600          814,782
NVR, Inc. (b)                                               280          121,590
                                                                  --------------
                                                                         936,372
                                                                  --------------
HOUSEHOLD PRODUCTS-2.18%
Procter & Gamble Co. (The)                               37,500        2,413,125
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-3.10%
Wal-Mart Stores, Inc.                                    61,600        3,442,208
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED CORE FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.67%
Mirant Corp. (b)                                         43,500   $      749,070
                                                                  --------------
INDUSTRIAL CONGLOMERATES-4.21%
3M Co.                                                   14,200          950,406
General Electric Co.                                    216,500        3,717,305
                                                                  --------------
                                                                       4,667,711
                                                                  --------------
INDUSTRIAL MACHINERY-0.66%
Illinois Tool Works Inc.                                 21,600          736,992
                                                                  --------------
INSURANCE BROKERS-2.35%
Aon Corp.                                                21,100          955,830
Marsh & McLennan Cos., Inc.                              64,900        1,654,950
                                                                  --------------
                                                                       2,610,780
                                                                  --------------
INTEGRATED OIL & GAS-12.46%
Chevron Corp.                                            12,100          956,021
ConocoPhillips                                           51,700        2,715,284
Exxon Mobil Corp.                                        97,600        7,822,640
Occidental Petroleum Corp.                               42,900        2,322,606
                                                                  --------------
                                                                      13,816,551
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-5.25%
AT&T Inc.                                                80,600        2,301,936
Verizon Communications Inc.                             107,900        3,522,935
                                                                  --------------
                                                                       5,824,871
                                                                  --------------
INTERNET RETAIL-0.12%
Expedia, Inc. (b)                                        15,300          128,520
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.47%
eBay Inc. (b)                                           124,100        1,629,433
                                                                  --------------
LEISURE PRODUCTS-1.29%
Hasbro, Inc.                                             53,300        1,428,440
                                                                  --------------
LIFE & HEALTH INSURANCE-3.11%
Aflac, Inc.                                              47,900        2,217,770
Manulife Financial Corp. (Canada)                        38,000          652,840
Unum Group                                               38,500          573,650
                                                                  --------------
                                                                       3,444,260
                                                                  --------------
MULTI-LINE INSURANCE-0.76%
Fairfax Financial Holdings Ltd.
   (Canada)                                               2,950          843,700
                                                                  --------------
OIL & GAS DRILLING-0.07%
Patterson-UTI Energy, Inc.                                6,400           79,936
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-0.90%
Halliburton Co.                                          56,600          996,160
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.21%
JPMorgan Chase & Co.                                      7,200          227,952
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
PHARMACEUTICALS-7.79%
Johnson & Johnson                                         8,700   $      509,646
Lilly (Eli) and Co.                                      59,100        2,018,265
Merck & Co. Inc.                                         97,400        2,602,528
Pfizer Inc.                                             213,300        3,504,519
                                                                  --------------
                                                                       8,634,958
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-4.20%
ACE Ltd. (Switzerland)                                    9,600          501,600
Allstate Corp. (The)                                     21,600          549,504
Chubb Corp. (The)                                        17,800          914,208
Travelers Cos., Inc. (The)                               61,800        2,697,570
                                                                  --------------
                                                                       4,662,882
                                                                  --------------
RAILROADS-0.46%
Norfolk Southern Corp.                                   10,300          509,541
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.12%
Applied Materials, Inc.                                  14,400          137,952
                                                                  --------------
SEMICONDUCTORS-2.54%
Altera Corp.                                              5,400           79,434
Intel Corp.                                             184,800        2,550,240
Xilinx, Inc.                                             11,700          191,412
                                                                  --------------
                                                                       2,821,086
                                                                  --------------
SOFT DRINKS-0.16%
Dr. Pepper Snapple Group, Inc. (b)                       11,100          179,154
                                                                  --------------
SPECIALIZED REIT'S-1.01%
Public Storage                                           16,000        1,118,240
                                                                  --------------
SYSTEMS SOFTWARE-5.14%
Microsoft Corp.                                         200,200        4,048,044
Symantec Corp. (b)                                      137,600        1,655,328
                                                                  --------------
                                                                       5,703,372
                                                                  --------------
TOBACCO-1.04%
Philip Morris International Inc.                         27,300        1,150,968
                                                                  --------------
   Total Common Stocks & Other Equity
   Interests
   (Cost $134,987,825)                                               105,387,530
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
U.S. TREASURY BILLS-1.12%
   0.05%, 12/18/08(c)(d)                             $  330,000          334,720
   0.15%, 12/18/08(c)(d)                                160,000          161,162
   0.60%, 12/18/08(c)(d)                                 50,000           49,588
   0.70%, 12/18/08(c)(d)                                700,000          694,234
                                                                  --------------
      Total U.S. Treasury Securities
         (Cost $1,239,704)                                             1,239,704
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED CORE FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
MONEY MARKET FUNDS-5.03%
Liquid Assets Portfolio -Institutional Class(e)       2,790,338   $    2,790,338
Premier Portfolio -Institutional Class(e)             2,790,338        2,790,338
   Total Money Market Funds
      (Cost $5,580,676)                                                5,580,676
                                                                  --------------
TOTAL INVESTMENTS-101.17%
   (Cost $141,808,205)                                               112,207,910
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.17)%                                 (1,298,025)
                                                                  --------------
NET ASSETS-100.00%                                                $  110,909,885
                                                                  ==============

Investment Abbreviations:

REIT --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED CORE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM STRUCTURED CORE FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM STRUCTURED CORE FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1             $110,968,206                $80,375
Level 2                1,239,704                     --
Level 3                       --                     --
                    ------------                -------
                    $112,207,910                $80,375
                    ============                =======

* Other investments include futures contracts, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                               OPEN FUTURES CONTRACTS
                              --------------------------------------------------------
                              NUMBER OF        MONTH/                      UNREALIZED
CONTRACT                      CONTRACTS      COMMITMENT         VALUE     APPRECIATION
--------                      ---------   ----------------   ----------   ------------
Chicago Mercantile Exchange       30      December-08/Long   $6,714,750      $80,375
S&P 500 Index

AIM STRUCTURED CORE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $27,129,750 and $43,576,941 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  7,033,723
Aggregate unrealized (depreciation) of investment securities           (39,354,983)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(32,321,260)
                                                                      ============

Cost of investments for tax purposes is $144,529,170.

                           AIM STRUCTURED GROWTH FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                                                              [INVESCO AIM LOGO]
                                                               - SERVICEMARK -

INVESCOAIM.COM            SGRO-QTR-1 11/08            Invesco Aim Advisors, Inc.

AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
November 30, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.06%
AEROSPACE & DEFENSE-1.55%
Honeywell International Inc.                             29,500   $      821,870
United Technologies Corp.                                13,400          650,302
                                                                  --------------
                                                                       1,472,172
                                                                  --------------
AIRLINES-0.53%
Southwest Airlines Co.                                   58,600          506,890
                                                                  --------------
APPAREL RETAIL-5.16%
Aeropostale, Inc. (b)(c)                                 44,400          671,328
Foot Locker, Inc. (b)                                    26,800          180,364
Gap, Inc. (The)                                         236,600        3,080,532
Ross Stores, Inc. (b)                                    35,800          948,700
                                                                  --------------
                                                                       4,880,924
                                                                  --------------
APPLICATION SOFTWARE-0.05%
Compuware Corp. (c)                                       7,800           49,530
                                                                  --------------
BIOTECHNOLOGY-3.30%
Amgen Inc. (c)                                           10,400          577,616
Biogen Idec Inc. (c)                                     60,300        2,551,293
                                                                  --------------
                                                                       3,128,909
                                                                  --------------
CABLE & SATELLITE-1.59%
DIRECTV Group, Inc. (The) (b)(c)                         68,200        1,501,082
                                                                  --------------
COAL & CONSUMABLE FUELS-1.30%
Walter Industries, Inc. (b)                              67,600        1,233,024
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.45%
InterDigital, Inc. (b)(c)                                16,100          426,972
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-1.16%
RadioShack Corp. (b)                                    111,200        1,095,320
                                                                  --------------
COMPUTER HARDWARE-10.25%
Dell Inc. (c)                                            17,100          191,007
Hewlett-Packard Co.                                     132,100        4,660,488
International Business Machines Corp.                    59,400        4,847,040
                                                                  --------------
                                                                       9,698,535
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.41%
Lexmark International, Inc. -Class A (b)(c)              23,400          612,612
QLogic Corp. (b)(c)                                      56,100          595,782
Western Digital Corp. (c)                                10,200          124,440
                                                                  --------------
                                                                       1,332,834
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.22%
AGCO Corp. (b)(c)                                         8,300   $      204,346
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.61%
Hewitt Associates, Inc. -Class A (c)                     24,600          703,068
MasterCard, Inc. -Class A (b)                            18,700        2,717,110
                                                                  --------------
                                                                       3,420,178
                                                                  --------------
EDUCATION SERVICES-4.60%
Apollo Group Inc. -Class A (b)(c)                        47,600        3,657,584
DeVry, Inc.                                              12,100          695,508
                                                                  --------------
                                                                       4,353,092
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.14%
First Solar, Inc. (b)(c)                                  5,400          674,136
GrafTech International Ltd. (c)                          60,800          406,752
                                                                  --------------
                                                                       1,080,888
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-3.60%
CF Industries Holdings, Inc. (b)                         46,800        2,463,084
Mosaic Co. (The)                                         19,800          600,930
Terra Industries Inc. (b)                                23,100          339,801
                                                                  --------------
                                                                       3,403,815
                                                                  --------------
GENERAL MERCHANDISE STORES-0.67%
Big Lots, Inc. (b)(c)                                    20,700          362,664
Family Dollar Stores, Inc. (b)                            9,700          269,466
                                                                  --------------
                                                                         632,130
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.35%
PharMerica Corp. (b)(c)                                  19,800          329,076
                                                                  --------------
HEALTH CARE EQUIPMENT-0.27%
Boston Scientific Corp. (c)                              40,800          251,736
                                                                  --------------
HEALTH CARE SERVICES-4.47%
Express Scripts, Inc. (c)                                54,900        3,157,299
Medco Health Solutions, Inc. (c)                         23,600          991,200
Omnicare, Inc. (b)                                        3,500           84,385
                                                                  --------------
                                                                       4,232,884
                                                                  --------------
HOMEBUILDING-0.71%
D.R. Horton, Inc. (b)                                    97,300          668,451
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-5.67%
Wal-Mart Stores, Inc.                                    96,100        5,370,068
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.91%
General Electric Co.                                    105,200        1,806,284
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED GROWTH FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL MACHINERY-0.32%
John Bean Technologies Corp. (b)                         34,900   $      304,677
                                                                  --------------
INSURANCE BROKERS-0.64%
Marsh & McLennan Cos., Inc.                              23,900          609,450
                                                                  --------------
INTEGRATED OIL & GAS-5.66%
ConocoPhillips                                           12,400          651,248
Exxon Mobil Corp.                                        42,200        3,382,330
Occidental Petroleum Corp.                               24,500        1,326,430
                                                                  --------------
                                                                       5,360,008
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.98%
Verizon Communications Inc.                              28,500          930,525
                                                                  --------------
INTERNET RETAIL-0.13%
Netflix Inc. (b)(c)                                       5,500          126,390
                                                                  --------------
INTERNET SOFTWARE & SERVICES-4.66%
eBay Inc. (c)                                           214,900        2,821,637
Sohu.com Inc. (b)(c)                                     32,700        1,587,258
                                                                  --------------
                                                                       4,408,895
                                                                  --------------
LEISURE PRODUCTS-0.68%
Hasbro, Inc. (b)                                         23,900          640,520
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-1.15%
Halliburton Co.                                          62,000        1,091,200
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-2.50%
Frontline Ltd. (Bermuda)(b)                              80,000        2,363,200
                                                                  --------------
PHARMACEUTICALS-9.20%
Forest Laboratories, Inc. (c)                            58,100        1,404,858
Lilly (Eli) and Co.                                      81,000        2,766,150
Merck & Co. Inc.                                        132,300        3,535,056
Pfizer Inc.                                              57,800          949,654
Valeant Pharmaceuticals International (c)                 2,800           54,544
                                                                  --------------
                                                                       8,710,262
                                                                  --------------
RAILROADS-1.64%
Norfolk Southern Corp.                                   31,300        1,548,411
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.13%
Amkor Technology, Inc. (c)                               54,500          119,900
                                                                  --------------
SEMICONDUCTORS-4.95%
Intel Corp.                                             285,100        3,934,380
Texas Instruments Inc.                                   48,400          753,588
                                                                  --------------
                                                                       4,687,968
                                                                  --------------
SOFT DRINKS-0.35%
Dr. Pepper Snapple Group, Inc. (c)                       20,400          329,256
                                                                  --------------
SPECIALIZED REIT'S-0.43%
Public Storage                                            5,800          405,362
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SYSTEMS SOFTWARE-9.01%
Microsoft Corp.                                         317,700   $    6,423,894
Symantec Corp. (b)(c)                                   174,600        2,100,438
                                                                  --------------
                                                                       8,524,332
                                                                  --------------
TOBACCO-2.66%
Altria Group, Inc.                                       35,700          574,056
Philip Morris International Inc.                         46,200        1,947,792
                                                                  --------------
                                                                       2,521,848
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $131,107,585)                                             93,761,344
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
U.S. TREASURY BILLS-0.48%
   0.10%, 12/18/08 (Cost $449,976)(d)(e)             $  450,000          449,976

                                                       SHARES
                                                     ----------
MONEY MARKET FUNDS-0.37%
Liquid Assets Portfolio -Institutional Class(f)         177,424          177,424
Premier Portfolio -Institutional Class(f)               177,424          177,424
                                                                  --------------
   Total Money Market Funds
      (Cost $354,848)                                                    354,848
                                                                  --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.91%
   (Cost $131,912,409)                                                94,566,168
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
Aeropostale, Inc. (b)(c)
Liquid Assets
Portfolio -Institutional Class
   (Cost $18,473,829)(f)(g)                          18,473,829       18,473,829
                                                                  --------------
TOTAL INVESTMENTS-119.43%
   (Cost $150,386,238)                                               113,039,997
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(19.43)%                               (18,387,261)
                                                                  --------------
NET ASSETS-100.00%                                                $   94,652,736
                                                                  --------------

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at November 30, 2008.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED GROWTH FUND

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM STRUCTURED GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM STRUCTURED GROWTH FUND

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1              $112,590,021                $1,592
Level 2                   449,976                    --
Level 3                        --                    --
                     ------------                ------
                     $113,039,997                $1,592
                     ============                ======

* Other investments include futures contracts, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                                                    OPEN FUTURES CONTRACTS
                                                   --------------------------------------------------------
                                                   NUMBER OF         MONTH/                     UNREALIZED
CONTRACT                                           CONTRACTS       COMMITMENT         VALUE    APPRECIATION
--------                                           ---------   ------------------   --------   ------------
Chicago Mercantile Exchange E-mini S&P 500 Index      13       December-2008/Long   $581,945      $1,592

AIM STRUCTURED GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $32,722,769 and $43,769,505, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  1,493,826
Aggregate unrealized (depreciation) of investment securities           (38,847,522)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(37,353,696)
                                                                      ============

Cost of investments for tax purposes is $150,393,693.

                            AIM STRUCTURED VALUE FUND
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                                                              [INVESCO AIM LOGO]
                                                               - SERVICE MARK -

INVESCOAIM.COM             SVAL-QTR-1 11/08           Invesco Aim Advisors, Inc.

AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS (a)
November 30, 2008
(Unaudited)

                                                       SHARES         VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.25%
ADVERTISING-0.07%
Interpublic Group of Cos., Inc.
   (The) (b)(c)                                          15,700   $       64,213
                                                                  --------------
AEROSPACE & DEFENSE-0.55%
United Technologies Corp.                                10,600          514,418
                                                                  --------------
AIRLINES-1.02%
Southwest Airlines Co.                                  109,900          950,635
                                                                  --------------
APPAREL RETAIL-3.04%
Foot Locker, Inc. (b)                                    65,400          440,142
Gap, Inc. (The)                                         125,200        1,630,104
Ross Stores, Inc. (b)                                    12,700          336,550
TJX Cos., Inc. (The)                                     16,400          374,248
Urban Outfitters, Inc. (b)(c)                             2,700           49,059
                                                                  --------------
                                                                       2,830,103
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.16%
Warnaco Group, Inc. (The) (c)                             8,400          150,360
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.73%
Northern Trust Corp.                                     14,900          683,761
                                                                  --------------
AUTOMOTIVE RETAIL-0.52%
AutoZone, Inc. (b)(c)                                     4,400          480,568
                                                                  --------------
BIOTECHNOLOGY-1.91%
Amgen Inc. (c)                                           22,700        1,260,758
Biogen Idec Inc. (c)                                     12,400          524,644
                                                                  --------------
                                                                       1,785,402
                                                                  --------------
BROADCASTING-0.08%
CBS Corp. -Class B (b)                                   11,900           79,254
                                                                  --------------
CABLE & SATELLITE-0.44%
DIRECTV Group, Inc. (The) (b)(c)                         18,500          407,185
                                                                  --------------
COAL & CONSUMABLE FUELS-0.51%
Massey Energy Co.                                        13,700          213,994
Walter Industries, Inc. (b)                              14,500          264,480
                                                                  --------------
                                                                         478,474
                                                                  --------------
COMMERCIAL PRINTING-0.12%
Deluxe Corp. (b)                                         10,800          113,616
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-1.48%
RadioShack Corp. (b)                                    140,100        1,379,985
                                                                  --------------
COMPUTER HARDWARE-0.37%
International Business Machines Corp.                     4,200          342,720
                                                                  --------------

                                                       SHARES         VALUE
                                                     ----------   --------------
COMPUTER STORAGE & PERIPHERALS-2.42%
Lexmark International, Inc. -Class A (b)(c)              40,100   $    1,049,818
QLogic Corp. (b)(c)                                     113,500        1,205,370
                                                                  --------------
                                                                       2,255,188
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.69%
AGCO Corp. (b)(c)                                        26,000          640,120
                                                                  --------------
CONSUMER FINANCE-0.05%
Discover Financial Services (b)                           4,800           49,104
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.26%
Hewitt Associates, Inc. -Class A (c)                     21,900          625,902
MasterCard, Inc. -Class A (b)                             3,750          544,875
                                                                  --------------
                                                                       1,170,777
                                                                  --------------
DIVERSIFIED BANKS-3.42%
U.S. Bancorp (b)                                         94,800        2,557,704
Wells Fargo & Co. (b)                                    22,000          635,580
                                                                  --------------
                                                                       3,193,284
                                                                  --------------
EDUCATION SERVICES-1.43%
Apollo Group Inc. -Class A (b)(c)                        11,000          845,240
DeVry, Inc.                                               8,500          488,580
                                                                  --------------
                                                                       1,333,820
                                                                  --------------
ELECTRIC UTILITIES-0.68%
Exelon Corp.                                             11,300          635,173
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.18%
GrafTech International Ltd. (c)                          24,700          165,243
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-1.05%
CF Industries Holdings, Inc. (b)                          6,400          336,832
Mosaic Co. (The)                                         11,000          333,850
Terra Industries Inc. (b)                                20,700          304,497
                                                                  --------------
                                                                         975,179
                                                                  --------------
FOOTWEAR-0.50%
NIKE, Inc. -Class B                                       8,800          468,600
                                                                  --------------
GENERAL MERCHANDISE STORES-0.99%
Big Lots, Inc. (b)(c)                                    15,700          275,064
Family Dollar Stores, Inc. (b)                           23,400          650,052
                                                                  --------------
                                                                         925,116
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.10%
PharMerica Corp. (b)(c)                                   5,500           91,410
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED VALUE FUND

                                                       SHARES         VALUE
                                                     ----------   --------------
HEALTH CARE EQUIPMENT-0.15%
Boston Scientific Corp. (c)                              23,300   $      143,761
                                                                  --------------
HEALTH CARE SERVICES-0.13%
Express Scripts, Inc. (c)                                 2,100          120,771
                                                                  --------------
HOMEBUILDING-2.19%
D.R. Horton, Inc. (b)                                   224,700        1,543,689
M.D.C. Holdings, Inc. (b)                                 5,500          170,500
NVR, Inc. (b)(c)                                            760          330,030
                                                                  --------------
                                                                       2,044,219
                                                                  --------------
HOMEFURNISHING RETAIL-0.23%
Rent-A-Center, Inc. (c)                                  13,100          214,971
                                                                  --------------
HOUSEHOLD PRODUCTS-2.27%
Procter & Gamble Co. (The)                               32,900        2,117,115
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.06%
Blyth, Inc. (b)                                           6,500           53,885
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-2.70%
BJ's Wholesale Club, Inc. (b)(c)                          8,900          318,442
Wal-Mart Stores, Inc.                                    39,300        2,196,084
                                                                  --------------
                                                                       2,514,526
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.45%
Mirant Corp. (b)(c)                                      24,200          416,724
                                                                  --------------
INDUSTRIAL CONGLOMERATES-2.97%
3M Co.                                                    6,500          435,045
General Electric Co.                                    135,900        2,333,403
                                                                  --------------
                                                                       2,768,448
                                                                  --------------
INSURANCE BROKERS-3.43%
Aon Corp.                                                34,500        1,562,850
Marsh & McLennan Cos., Inc.                              64,300        1,639,650
                                                                  --------------
                                                                       3,202,500
                                                                  --------------
INTEGRATED OIL & GAS-18.31%
Chevron Corp.                                            47,300        3,737,173
ConocoPhillips                                           59,400        3,119,688
Exxon Mobil Corp.                                       108,000        8,656,200
Occidental Petroleum Corp.                               28,800        1,559,232
                                                                  --------------
                                                                      17,072,293
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-9.09%
AT&T Inc.                                               169,800        4,849,488
Verizon Communications Inc. (b)                         111,100        3,627,415
                                                                  --------------
                                                                       8,476,903
                                                                  --------------
INTERNET RETAIL-0.52%
Expedia, Inc. (c)                                        57,900          486,360
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.37%
eBay Inc. (c)                                            26,300          345,319
                                                                  --------------

                                                       SHARES         VALUE
                                                     ----------   --------------
INVESTMENT BANKING & BROKERAGE-0.06%
Knight Capital Group, Inc. -Class A (c)                   3,200   $       52,960
                                                                  --------------
LEISURE PRODUCTS-1.47%
Hasbro, Inc. (b)                                         48,100        1,289,080
Polaris Industries Inc. (b)                               2,900           79,170
                                                                  --------------
                                                                       1,368,250
                                                                  --------------
LIFE & HEALTH INSURANCE-1.92%
Aflac, Inc.                                              30,500        1,412,150
Unum Group                                               25,400          378,460
                                                                  --------------
                                                                       1,790,610
                                                                  --------------
MOVIES & ENTERTAINMENT-0.43%
CTC Media, Inc. (b)(c)                                   10,700           45,475
DreamWorks Animation SKG, Inc. - Class A (c)             11,100          256,410
Walt Disney Co. (The)                                     4,500          101,340
                                                                  --------------
                                                                         403,225
                                                                  --------------
MULTI-LINE INSURANCE-0.11%
Loews Corp.                                               3,700          101,343
                                                                  --------------
OFFICE REIT'S-0.80%
Boston Properties, Inc. (b)                              14,000          747,600
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.72%
Bank of America Corp. (b)                                17,900          290,875
JPMorgan Chase & Co.                                     41,500        1,313,890
                                                                  --------------
                                                                       1,604,765
                                                                  --------------
PERSONAL PRODUCTS-0.08%
NBTY, Inc. (c)                                            5,400           78,678
                                                                  --------------
PHARMACEUTICALS-9.82%
Forest Laboratories, Inc. (c)                            14,300          345,774
Johnson & Johnson                                        21,200        1,241,896
Lilly (Eli) and Co.                                      58,600        2,001,190
Merck & Co. Inc.                                         62,100        1,659,312
Pfizer Inc.                                             237,700        3,905,411
                                                                  --------------
                                                                       9,153,583
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-7.79%
Allstate Corp. (The)                                     58,600        1,490,784
Axis Capital Holdings Ltd.                               15,100          382,181
Chubb Corp. (The) (b)                                    44,500        2,285,520
Progressive Corp. (The)                                  50,600          760,012
Travelers Cos., Inc. (The)                               53,800        2,348,370
                                                                  --------------
                                                                       7,266,867
                                                                  --------------
RAILROADS-0.90%
Norfolk Southern Corp.                                   16,900          836,043
                                                                  --------------
REINSURANCE-1.68%
Arch Capital Group Ltd. (Bermuda)(c)                      3,900          264,381
Everest Re Group, Ltd. (b)                                1,100           86,306
                                                                  --------------

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED VALUE FUND

                                                       SHARES         VALUE
                                                     ----------   --------------
REINSURANCE-(CONTINUED)
PartnerRe Ltd. (Bermuda)                                  6,200   $      433,752
RenaissanceRe Holdings Ltd. (b)                          16,500          777,645
                                                                  --------------
                                                                       1,562,084
                                                                  --------------
RESIDENTIAL REIT'S-0.39%
Equity Residential (b)                                   11,900          362,117
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.10%
Amkor Technology, Inc. (b)(c)                            41,900           92,180
                                                                  --------------
SOFT DRINKS-0.24%
Dr. Pepper Snapple Group, Inc. (c)                       14,000          225,960
                                                                  --------------
SPECIALIZED REIT'S-1.85%
Nationwide Health Properties, Inc.                        6,600          149,358
Public Storage (b)                                       22,500        1,572,525
                                                                  --------------
                                                                       1,721,883
                                                                  --------------
SYSTEMS SOFTWARE-1.99%
Microsoft Corp. (b)                                      18,300          370,026
Symantec Corp. (b)(c)                                   123,200        1,482,096
                                                                  --------------
                                                                       1,852,122
                                                                  --------------
TOBACCO-0.19%
Altria Group, Inc.                                       10,800          173,664
                                                                  --------------
TRUCKING-0.07%
Ryder System, Inc. (b)                                    1,800           64,638
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $120,069,523)                                             91,600,075
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
U.S. TREASURY BILLS-0.38%
   0.04%, 12/18/08 (Cost $349,993) (d)(e)            $  350,000          349,993
                                                                  --------------

                                                       SHARES
                                                     ----------
MONEY MARKET FUNDS-1.13%
Liquid Assets Portfolio-Institutional Class(f)          527,769          527,769
Premier Portfolio-Institutional Class(f)                527,769          527,769
                                                                  --------------
   Total Money Market Funds
      (Cost $1,055,538)                                                1,055,538
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities on loan)-99.76%
   (Cost $121,475,054)                                                93,005,606
                                                                  --------------

                                                       SHARES         VALUE
                                                     ----------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-19.83%
Liquid Assets
Portfolio-Institutional
   Class (Cost $18,486,535)(f)(g)                    18,486,535   $   18,486,535
                                                                  --------------
TOTAL INVESTMENTS-119.59%
   (Cost $139,961,589)                                               111,492,141
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(19.59)%                               (18,265,187)
                                                                  --------------
NET ASSETS-100.00%                                                $   93,226,954
                                                                  ==============

Investment Abbreviations:

REIT --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at November 30, 2008.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM STRUCTURED VALUE FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM STRUCTURED VALUE FUND

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1              $111,142,148              $(69,145)
Level 2                   349,993                    --
Level 3                        --                    --
                     ------------              --------
                     $111,492,141              $(69,145)
                     ============              ========

* Other investments include futures contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                                 OPEN FUTURES CONTRACTS
                              ------------------------------------------------------------
                                                                              UNREALIZED
                              NUMBER OF          MONTH/                      APPRECIATION
CONTRACT                      CONTRACTS       COMMITMENT          VALUE     (DEPRECIATION)
--------                      ---------   ------------------   ----------   --------------
Chicago Mercantile Exchange       27      December - 08/Long   $1,208,655      $(69,145)
E-mini S&P 500 Index

AIM STRUCTURED VALUE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2008 was $22,476,120 and $33,252,937, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  1,502,279
Aggregate unrealized (depreciation) of investment securities           (30,413,747)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(28,911,468)
                                                                      ============

Cost of investments for tax purposes is $140,403,609.

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Philip A. Taylor
     ---------------------------------
     Philip A. Taylor
     Principal Executive Officer

Date: January 29, 2009


By: /s/ Sheri Morris
    ----------------------------------
    Sheri Morris
    Principal Financial Officer

Date: January 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.